Note 3 - Revenue From Contracts With Customer - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 3,745,835	$ 3,249,072
FirstService Residential Segment [Member]
Revenues	1,772,258	1,585,431
FirstService Brands Segment [Member]
Revenues	1,973,577	1,663,641
FirstService Brands Segment [Member] | Franchisor Owned Outlet [Member]
Revenues	1,773,446	1,482,701
FirstService Brands Segment [Member] | Franchisor [Member]
Revenues	195,299	176,341
FirstService Brands Segment [Member] | Franchise [Member]
Revenues	$ 4,832	$ 4,599